TRADE RECEIVABLES AND OTHER - Narrative (Details)	6 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of trade and other receivables [line items]
Allowance for impairment on trade receivables recognized	€ (400,000)		€ (400,000)
Trade receivables	586,000,000			€ 341,000,000
Total factored assets	587,000,000			514,000,000
Factored assets derecognized	384,000,000			398,000,000
Debt due factor	1,000,000			€ 0
Impairment
Disclosure of trade and other receivables [line items]
Trade receivables	0		€ 0
United States | Factoring of receivables | Muscle Shoals factoring facility
Disclosure of trade and other receivables [line items]
Factoring maximum capacity | $		$ 300,000,000
United States | Factoring of receivables | Constellium automotive
Disclosure of trade and other receivables [line items]
Factoring maximum capacity | $		$ 25,000,000
France | Factoring of receivables
Disclosure of trade and other receivables [line items]
Factoring maximum capacity	255,000,000
France | Factoring Receivable, Recourse Line
Disclosure of trade and other receivables [line items]
Factoring maximum capacity	20,000,000
Germany, Switzerland and Czech Republic | Factoring of receivables
Disclosure of trade and other receivables [line items]
Factoring maximum capacity	€ 150,000,000